Consolidated Statements of Cash Flow - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net loss	$ (12,205)	$ (6,374)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3	2
Stock-based compensation	1,328	37
Deferred income tax benefit	(55)	(55)
Impairment/loss on investment in Antisense Therapeutics	550
Changes in operating assets and liabilities:
Accounts payable	(1,488)	333
Accrued liabilities	2,124	1,520
Other assets	456	1
Prepaid expenses and other current assets	(8)	(12)
Net cash used in operating activities	(9,295)	(4,548)
Cash flows from investing activities:
Purchase of equipment		(4)
Net cash used in investing activities		(4)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares		25,754
Net cash provided by financing activities		25,754
Effect of exchange rate changes on cash and cash equivalents	(21)	(919)
Net increase (decrease) in cash and cash equivalents	(9,316)	20,283
Cash and cash equivalents-beginning of period	51,623	15,632
Cash and cash equivalents-end of period	$ 42,307	$ 35,915